Schedule of Portfolio Investments
AAMA Equity Fund
September 30, 2022 (Unaudited)

COMMON STOCKS - 61.0%	Shares	Fair Value
AEROSPACE & DEFENSE - 1.1%
Raytheon Technologies Corporation	46,696	$ 3,822,535

BANKING - 1.1%
JPMorgan Chase & Company	37,400	3,908,300

BEVERAGES - 1.2%
PepsiCo, Inc.	26,400	4,310,064

BIOTECH & PHARMA - 6.8%
Amgen, Inc.	15,000	3,381,000
Bristol-Myers Squibb Company	94,000	6,682,460
Johnson & Johnson	48,000	7,841,280
Pfizer, Inc.	141,500	6,192,040
		24,096,780
CONTAINERS & PACKAGING - 0.5%
Ball Corporation	37,000	1,787,840

DIVERSIFIED INDUSTRIALS - 1.6%
Emerson Electric Company	78,400	5,740,448

E-COMMERCE DISCRETIONARY - 1.7%
Amazon.com, Inc. (a)	54,000	6,102,000

ELECTRIC UTILITIES - 0.9%
Constellation Energy Corporation	10,000	831,900
Exelon Corporation	30,000	1,123,800
Public Service Enterprise Group, Inc.	25,000	1,405,750
		3,361,450
ENGINEERING & CONSTRUCTION - 0.6%
Quanta Services, Inc.	16,100	2,050,979

FOOD - 1.0%
Conagra Brands, Inc.	106,000	3,458,780

HEALTH CARE FACILITIES & SERVICES - 2.8%
UnitedHealth Group, Inc.	19,400	9,797,776

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 61.0% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 1.0%
Procter & Gamble Company (The)	29,400	$ 3,711,750

INDUSTRIAL SUPPORT SERVICES - 1.8%
Fastenal Company	30,000	1,381,200
Grainger (W.W.), Inc.	10,100	4,940,819
		6,322,019
INTERNET MEDIA & SERVICES - 1.8%
Alphabet, Inc. - Class A (a)	68,000	6,504,200

LEISURE FACILITIES & SERVICES - 1.7%
Starbucks Corporation	70,000	5,898,200

MEDICAL EQUIPMENT & DEVICES - 1.3%
Medtronic plc	59,100	4,772,325

METALS & MINING - 1.9%
Freeport-McMoRan, Inc.	250,000	6,832,500

OIL & GAS PRODUCERS - 4.1%
Chevron Corporation	46,500	6,680,655
Exxon Mobil Corporation	92,000	8,032,520
		14,713,175
RETAIL - CONSUMER STAPLES - 2.6%
Kroger Company (The)	102,500	4,484,375
Walmart, Inc.	36,600	4,747,020
		9,231,395
RETAIL - DISCRETIONARY - 1.3%
Home Depot, Inc. (The)	17,000	4,690,980

SEMICONDUCTORS - 6.4%
Applied Materials, Inc.	93,800	7,685,034
Intel Corporation	168,300	4,337,091
QUALCOMM, Inc.	50,900	5,750,682
Texas Instruments, Inc.	31,700	4,906,526
		22,679,333
SOFTWARE - 3.2%
Adobe, Inc. (a)	13,200	3,632,640

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 61.0% (Continued)	Shares	Fair Value
SOFTWARE - 3.2% (Continued)
Microsoft Corporation	32,500	$ 7,569,250
		11,201,890
TECHNOLOGY HARDWARE - 4.4%
Apple, Inc.	47,200	6,523,040
Cisco Systems, Inc.	131,600	5,264,000
Corning, Inc.	134,800	3,911,896
		15,698,936
TECHNOLOGY SERVICES - 2.8%
Mastercard, Inc. - Class A	11,100	3,156,174
Visa, Inc. - Class A	37,400	6,644,110
		9,800,284
TELECOMMUNICATIONS - 4.6%
T-Mobile US, Inc. (a)	73,815	9,903,758
Verizon Communications, Inc.	168,100	6,382,757
		16,286,515
TRANSPORTATION & LOGISTICS - 2.8%
Norfolk Southern Corporation	14,200	2,977,030
Union Pacific Corporation	19,800	3,857,436
United Parcel Service, Inc. - Class B	20,000	3,230,800
		10,065,266

TOTAL COMMON STOCKS (Cost $153,912,503)		$ 216,845,720

EXCHANGE-TRADED FUNDS - 29.1%	Shares	Fair Value
iShares Core S&P 500 ETF	69,200	$ 24,818,580
iShares Core S&P U.S. Growth ETF	239,600	19,211,128
Schwab U.S. Large-Cap ETF	563,400	23,859,990
Vanguard Growth ETF	36,000	7,702,200
Vanguard S&P 500 ETF	85,600	28,102,480
TOTAL EXCHANGE-TRADED FUNDS (Cost $68,203,682)		$ 103,694,378

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

TREASURY OBLIGATIONS - 7.0%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 7.0%
U.S. Treasury Bills (Cost $24,898,386)	2.716%(b)	11/25/22	$ 25,000,000	$ 24,896,439

MONEY MARKET FUNDS - 3.1%			Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 2.70% (c) (Cost $10,890,233)			10,890,233	$ 10,890,233

TOTAL INVESTMENTS (Cost $257,904,804) - 100.2%				$ 356,326,770

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)				(786,360)

NET ASSETS - 100.0%				$ 355,540,410

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of September 30, 2022.

plc - Public Liability Company

Schedule of Portfolio Investments
AAMA Income Fund
September 30, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 15.4%			Shares	Fair Value
Vanguard Mortgage-Backed Securities ETF			283,000	$ 12,760,470
Vanguard Short-Term Treasury ETF			166,000	9,593,140
TOTAL EXCHANGE-TRADED FUNDS (Cost $25,605,664)				$ 22,353,610

MUNICIPAL BONDS - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021 (Cost $1,373,695)	2.000%	12/01/26	$ 1,320,000	$ 1,193,191

U.S. GOVERNMENT AGENCIES - 31.0%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL FARM CREDIT BANK - 3.2%
Federal Farm Credit Bank	1.750%	02/25/25	$ 5,000,000	$ 4,708,379

FEDERAL HOME LOAN BANK - 13.9%
Federal Home Loan Bank	2.375%	09/08/23	6,575,000	6,455,857
Federal Home Loan Bank	2.750%	12/13/24	5,000,000	4,832,975
Federal Home Loan Bank	1.750%	09/12/25	5,000,000	4,656,013
Federal Home Loan Bank	1.650%	11/24/28	5,000,000	4,253,946
				20,198,791

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.9%
Federal National Mortgage Association	0.625%	04/22/25	5,000,000	4,556,378
Federal National Mortgage Association	2.125%	04/24/26	11,454,000	10,655,556
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,063,935
				20,275,869

TOTAL U.S. GOVERNMENT AGENCIES (Cost $49,268,382)				$ 45,183,039

U.S. TREASURY OBLIGATIONS - 46.1%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES - 46.1%
U.S. Treasury Notes	2.000%	11/30/22	$ 10,000,000	$ 9,980,877
U.S. Treasury Notes	1.750%	01/31/23	5,000,000	4,968,115
U.S. Treasury Notes	1.750%	05/15/23	10,000,000	9,857,813
U.S. Treasury Notes	2.750%	11/15/23	10,000,000	9,826,953

Schedule of Portfolio Investments (Continued)
AAMA Income Fund

U.S. TREASURY OBLIGATIONS - 46.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES - 46.1% (Continued)
U.S. Treasury Notes	2.125%	02/29/24	$ 5,000,000	$ 4,850,000
U.S. Treasury Notes	2.500%	05/15/24	6,000,000	5,827,969
U.S. Treasury Notes	1.875%	08/31/24	5,000,000	4,781,250
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	8,505,859
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	8,582,422
TOTAL TREASURY OBLIGATIONS (Cost $70,935,712)				$ 67,181,258

MONEY MARKET FUNDS - 6.3%			Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 2.70% (a) (Cost $9,214,737)			9,214,737	$ 9,214,737

TOTAL INVESTMENTS (Cost $156,398,190) - 99.6%				$ 145,125,835

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				555,515

NET ASSETS - 100.0%				$ 145,681,350

(a)	The rate shown is the 7-day effective yield as of September 30, 2022.